Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 83,953		R$ 87,493
Liabilities	(2,985)		(1,076,419)
Sales (purchase)	47,628	R$ 39,569
Dividends and interest on own capital payable	7,699		2,200,917
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	80,006		83,545
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,947		3,948
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(2,985)		(1,457)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(1,074,962)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets			4
Liabilities	(21)		(1,074,983)
Sales (purchase)	12	13
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets			4
Liabilities	(21)		(630,387)
Sales (purchase)	12	13
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(336,205)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities			(55,627)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(52,764)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	83,953		87,489
Liabilities	(2,964)		(1,436)
Sales (purchase)	47,616	39,556
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	68		61
Sales (purchase)	117	143
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	1	1
Bizma Investimentos Ltda. [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchase)		1
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1
Sales (purchase)	1
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,860		3,860
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)		1
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	79,826		83,343
Liabilities	(2,325)		(1,413)
Sales (purchase)	49,430	40,934
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	22		21
Liabilities
Sales (purchase)	(1,472)	(1,620)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets			1
Sales (purchase)	2	1
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(624)		(23)
Sales (purchase)	(600)	(34)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(15)
Sales (purchase)	(45)	R$ (44)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets	176		R$ 203
Sales (purchase)	R$ 182